Note Stock-based compensation (Summary of restricted stock activity under the incentive plan for members of the Board of Directors) (Detail) - Restricted Stock Units (RSUs) - Directors - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Beginning Balance	0	0	0
Granted	25,159	25,771	40,517
Vested	(25,159)	(25,771)	(40,517)
Forfeited	0	0	0
Ending Balance	0	0	0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Additional Disclosures Abstract
Non-vested at beginning of period	$ 0	$ 0	$ 0
Granted	46.71	38.42	29.77
Vested	46.71	38.42	29.77
Forfeited	0	0	0
Non-vested at end of period	$ 0	$ 0	$ 0